Transfers of financial assets and variable interest entities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,297	1,132
Weighted-average life, in years	5 years 4 months 26 days	6 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	(20.7)	(25.5)
Impact on fair value from 20% adverse change in cash flow discount rate	(40.6)	(50.0)
Impact on fair value from 10% adverse change in expected credit losses	(9.8)	(10.9)
Impact on fair value from 20% adverse change in expected credit losses	(19.6)	(21.5)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.40%	1.10%
Expected credit losses rate (rate per annum), in % (as a percent)	0.90%	0.20%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	24.40%	37.10%
Expected credit losses rate (rate per annum), in % (as a percent)	23.60%	36.60%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	8	26
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	2,761	2,354
Weighted-average life, in years	8 years 6 months 1 day	8 years 7 months 7 days
Impact on fair value from 10% adverse change in prepayment speed	(31.0)	(26.6)
Impact on fair value from 20% adverse change in prepayment speed	(61.0)	(48.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(57.3)	(65.0)
Impact on fair value from 20% adverse change in cash flow discount rate	(111.5)	(124.9)
Impact on fair value from 10% adverse change in expected credit losses	(34.3)	(42.2)
Impact on fair value from 20% adverse change in expected credit losses	(67.3)	(79.6)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.30%	1.00%
Cash flow discount rate per annum, in % (as a percent)	1.80%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	1.30%	0.10%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	35.00%	23.50%
Cash flow discount rate per annum, in % (as a percent)	39.60%	22.40%
Expected credit losses rate (rate per annum), in % (as a percent)	38.40%	17.30%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	350	359
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	204	284
Weighted-average life, in years	4 years 8 months 12 days	3 years 8 months 11 days
Impact on fair value from 10% adverse change in cash flow discount rate	(2.8)	(2.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(5.5)	(4.9)
Impact on fair value from 10% adverse change in expected credit losses	(0.9)	(0.4)
Impact on fair value from 20% adverse change in expected credit losses	(1.7)	(0.7)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.20%	1.00%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	0.70%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.20%	23.10%
Expected credit losses rate (rate per annum), in % (as a percent)	9.70%	21.00%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	157	204